Allowance for Doubtful Accounts Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Receivables [Abstract]
Beginning balance	$ 18,962	117,650	89,088
Provision for doubtful debt	2,077	12,889	28,562
Write-off for doubtful debt	(743)	(4,608)	0
Ending balance	$ 20,296	125,931	117,650